CERTIFICATION OF STRONG SHORT-TERM BOND FUND, INC. ON BEHALF OF THE FOLLOWING SERIES:

Strong Short-Term Bond Fund

STRONG SHORT-TERM BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1.

This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”).

2.

Reference is made to the Prospectuses and Statement of Additional Information for the Strong Short-Term Bond Fund - Investor Class, Advisor Class and Institutional Class shares, filed by the Registrant with the Securities and Exchange Commission on February 28, 2003 (with an effective date of March 1, 2003) pursuant to Post-Effective Amendment No. 29 (File Nos. 33-13356; 811-5108) (the "Post-Effective Amendment").

3.

The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.

The form of Prospectuses and Statement of Additional Information for the Strong Short-Term Bond Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.

The text of the Post-Effective Amendment has been filed electronically.

STRONG SHORT-TERM BOND FUND, INC.

/s/    Susan A. Hollister_______________________

By:  Susan A. Hollister

Title:  Vice President and Assistant Secretary

Dated:  March 4, 2003